Benefit Plans - Components of Net Periodic Benefit Cost (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Pension Benefits
Components of net periodic benefit cost
Service cost	$ 215	$ 202	$ 644	$ 605	$ 809	$ 702
Interest cost	2,172	2,166	6,486	6,498	8,681	8,995
Expected return on plan assets	(1,180)	(1,042)	(3,515)	(3,125)	(4,178)	(4,270)
Recognized net actuarial loss	1,774	2,451	5,319	7,353	9,928	5,163
Total net periodic benefit cost	$ 2,981	$ 3,777	$ 8,934	$ 11,331	15,240	10,590
Other Benefits
Components of net periodic benefit cost
Service cost					734	742
Interest cost					770	925
Prior service credit					(429)
Recognized net actuarial loss					32
Total net periodic benefit cost					1,107	1,667
Pension Plan
Components of net periodic benefit cost
Interest cost					4,252	4,461
Expected return on plan assets					(4,178)	(4,270)
Recognized net actuarial loss					4,225	1,826
Total net periodic benefit cost					$ 4,299	$ 2,017